SUBSEQUENT EVENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Subsequent Event
Acquisitions

Vapestick Holdings Limited

The assets and liabilities of Vapestick shown below are based on preliminary estimates of their acquisition date fair values. The following is the Company’s assignment of the aggregate consideration:

Fair Value of Consideration Transferred
Cash	$5,804,240
Issuance of shares of common stock	48,974,558

$54,778,798

Assets Acquired and Liabilities Assumed
Cash	$136,165
Accounts receivable	212,331
Inventory	234,656
Prepaid inventory	100,548
Furniture and equipment	47,772
Tradename	4,098,000
Customer Relationships	6,591,000
Accounts payable and accrued expenses	(221,210)
Revolving line of credit	(330,322)
Long-term debt	(45,577)
Other liabilitities	(72,994)

Total identifiable net assets	10,750,369
Goodwill	44,028,429

Total fair value of consideration	$54,778,798

FIN Electronic Cigarette Corporation, Inc.

On February 28, 2014, the Company completed its acquisition of FIN.

The assets and liabilities of FIN shown below are based on preliminary estimates of their acquisition date fair values. The following is the Company’s assignment of the aggregate consideration:

Estimated Fair Value of Consideration Transferred
Cash	$10,000,000
Issuance of shares of common stock	108,600,000
Short term promissory note	15,000,000

$133,600,000

Assets Acquired and Liabilities Assumed
Cash	$177,786
Accounts receivable	1,730,151
Inventory	18,045,580
Prepaids and other current assets	990,289
Furniture and equipment	1,230,774
Tradename	20,375,000
Customer Relationships	47,280,000
Accounts payable and accrued expenses	(2,484,203)
Other liabilitities	(11,134,042)

Total identifiable net assets	76,211,335
Goodwill	57,388,665

Total fair value of consideration	$133,600,000

The following is our preliminary assignment of the aggregate consideration:

Estimated Fair Value of Consideration Transferred
Cash	$5,746,965
Issuance of shares of common stock	47,718,321

$53,465,286

Assets Acquired and Liabilities Assumed
Cash	$99,353
Accounts receivable	229,007
Inventory	234,656
Prepaids and other current assets	120,683
Furniture and equipment	47,772
Tradename	7,814,000
Customer Relationships	2,923,000
Accounts payable and accrued expenses	(149,814)
Revolving line of credit	(320,848)
Long-term debt	(55,051)
Other liabilities	(114,777)

Total identifiable net assets	10,827,981
Goodwill	42,637,305

Total fair value of consideration	$53,465,286